SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenues	$ 4,867,853	$ 2,477,852
Cost of goods sold	4,238,942	2,160,129
Gross profit	628,911	317,723
Depreciation and amortization	2,801,438	709,959
Capital expenditures	4,296,720	15,899,767
Loss from operations	(15,857,609)	(1,375,342)
Income tax benefits		499
Segment (loss) profit	(15,847,413)	(1,361,018)
Segment assets	93,154,601	60,147,336
Skincare Products And Service [Member]
Segment Reporting [Line Items]
Revenues	4,867,853	2,477,852
Cost of goods sold	4,238,942	2,160,129
Gross profit	628,911	317,723
Depreciation and amortization	2,801,438	709,959
Capital expenditures	4,296,720	15,899,767
Loss from operations	(15,857,609)	(1,375,342)
Income tax benefits		499
Segment (loss) profit	(15,847,413)	(1,361,018)
Segment assets	93,154,581	58,153,803
Technical Service [Member]
Segment Reporting [Line Items]
Revenues
Cost of goods sold
Gross profit
Depreciation and amortization
Capital expenditures
Loss from operations
Income tax benefits
Segment (loss) profit
Segment assets	$ 20	$ 1,993,533